UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.  Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

FHA Permanent Securities (3.6% of net assets)

	Interest Rate	Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$-	$22	$22	$22
				22	22	22

Multifamily1	5.25%	Mar-2024	-	4,485	4,491	4,575
	5.35%	Mar-2047	-	7,863	7,873	7,791
	5.55%	Aug-2042	-	8,702	8,702	8,693
	5.60%	Jun-2038	-	2,759	2,759	2,871
	5.62%	Jun-2014	-	447	444	462
	5.65%	Oct-2038	-	2,125	2,182	2,193
	5.87%	Jun-2044	-	1,916	1,915	1,933
	5.89%	Apr-2038	-	5,164	5,179	5,248
	6.02%	Jun-2035	-	6,245	6,236	6,538
	6.40%	Jul-2046	-	4,025	4,025	4,189
	6.60%	Jan-2050	-	3,511	3,557	3,697
	6.66%	May-2040	-	5,583	5,572	5,582
	6.70%	Dec-2042	-	5,866	5,855	6,197
	6.75%	Feb-2039 - Jul-2040	-	6,288	6,248	6,609
	6.88%	Apr-2031	-	27,080	26,760	27,885
	7.05%	Jul-2043	-	5,214	5,214	5,575
	7.13%	Mar-2040	-	7,674	7,635	8,232
	7.20%	Dec-2033 - Oct-2039	-	9,678	9,656	10,390
	7.50%	Sep-2032	-	1,548	1,543	1,667
	7.75%	Oct-2038	-	1,359	1,350	1,360
	7.93%	Apr-2042	-	2,839	2,839	3,087
	8.15%	Mar-2037	-	1,159	1,262	1,160
	8.27%	Jun-2042	-	2,488	2,488	2,690
	8.40%	Apr-2012	-	152	151	153
	8.75%	Aug-2036	-	3,600	3,589	3,606
				127,770	127,525	132,383

Forward Commitments1	6.65%	Jun-2049	1,120	-	-	-
Total FHA Permanent Securities			$1,120	$127,792	$127,547	$132,405

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

FHA Construction Securities (0.0% of net assets)

	Interest Rates2			Commitment
	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Forward Commitments1	6.20%	6.20%	Aug-2051	$11,272	$-	$-	$337
Total FHA Construction Securities				$11,272	$-	$-	$337

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Ginnie Mae Securities (28.4% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	5.50%	Jan-2033 - Jun-2037		$21,833	$21,712	$23,190
	6.00%	Jan-2032 - Aug-2037		11,390	11,394	12,218
	6.50%	Jul-2028		143	143	157
	7.00%	Nov-2016 - Jan-2030		4,086	4,137	4,504
	7.50%	Apr-2013 - Aug-2030		3,417	3,469	3,701
	8.00%	Jul-2010 - Nov-2030		1,509	1,549	1,663
	8.50%	May-2010 - Aug-2027		1,403	1,427	1,565
	9.00%	May-2016 - Jun-2025		434	442	486
	9.50%	Sep-2021 - Sep-2030		164	166	186
	10.00%	Jun-2019		1	1	1
	13.00%	Jul-2014		1	1	1
	13.25%	Dec-2014		1	1	1
				44,382	44,442	47,673

Multifamily1	2.91%	Aug-2020		2,833	2,822	2,846
	3.36%	Jan-2032		216	207	217
	3.61%	May-2018 - Nov-2027		6,292	6,405	6,400
	3.65%	Oct-2027		7,000	6,809	7,125
	3.96%	May-2032		284	271	288
	4.09%	Feb-2039		5,000	4,734	5,227
	4.22%	Nov-2035		24,847	25,578	25,831
	4.25%	Mar-2050		26,236	26,238	26,644
	4.26%	Jul-2029		3,000	2,992	3,104
	4.30%	Sep-2034		9,000	9,310	9,204
	4.43%	Apr-2034 - Jun-2034		109,469	107,485	111,458
	4.49%	Apr-2023		8,531	8,531	8,844
	4.50%	Mar-2045		3,600	3,611	3,707
	4.59%	May-2033		2,313	2,311	2,334
	4.63%	Sep-2037		1,500	1,456	1,335
	4.66%	Apr-2029 - Dec-2030		35,160	36,553	36,990
	4.70%	Dec-2024		10,910	10,707	11,341
	4.70%	Jan-2047	3	5,885	5,896	6,058
	4.71%	May-2025		26,106	26,072	26,745
	4.73%	Nov-2045		3,000	3,060	3,057
	4.74%	Feb-2045	3	5,907	5,731	6,120
	4.76%	Apr-2045		7,950	8,307	8,348
	4.78%	Aug-2044	3	9,809	9,904	10,167
	4.82%	Oct-2029		4,100	4,340	4,340
	4.83%	May-2046		5,460	5,460	5,115
	4.84%	Dec-2044		6,715	7,049	7,015
	4.88%	Aug-2032 - Mar-2036		22,936	22,734	23,839
	4.90%	Mar-2044		1,000	990	917
	4.92%	Feb-2034 - May-2034		60,641	60,345	64,458
	4.94%	Jun-2046	3	3,895	3,899	3,844
	5.00%	Dec-2033		5,016	5,056	5,024
	5.05%	Apr-2049	3	2,950	2,957	2,813
	5.12%	Feb-2037		10,000	10,160	10,606
	5.14%	Jul-2024		2,808	2,799	2,872
	5.15%	Jun-2023		31,260	31,628	32,728
	5.18%	May-2042		2,184	2,207	2,295
	5.19%	May-2045		8,865	8,643	9,428
	5.21%	Jan-2045 - Jan-2047		21,372	21,245	22,489
	5.25%	Feb-2031	3	38,507	38,399	39,753
	5.30%	Apr-2039		55,000	54,160	58,861
	5.32%	Aug-2030		32,503	32,372	34,232
	5.34%	Jul-2040 - Mar-2046		29,000	28,691	29,699
	5.38%	Apr-2025	3	448	458	475
	5.40%	Mar-2049		4,079	4,124	4,337
	5.45%	May-2042		2,268	2,340	2,404
	5.46%	Feb-2047		3,070	3,091	3,254
	5.50%	Sep-2023 - Jul-2033		35,477	36,797	37,074
	5.52%	Aug-2027		13,110	13,854	13,768
	5.55%	Mar-2045		8,952	8,948	9,494
	5.55%	May-2049	3	10,685	10,689	10,136
	5.58%	May-2031 - Oct-2031		94,582	94,888	101,454
	5.68%	Jul-2027		15,152	15,116	16,373
	5.70%	Mar-2037		2,394	2,405	2,399
	5.75%	Dec-2026		3,592	3,635	3,830
	5.80%	Dec-2049		10,699	10,704	11,450
	5.85%	Nov-2045		1,921	1,924	2,065
	5.88%	Oct-2043		5,508	5,691	5,914
	6.00%	Jan-2046		3,590	3,593	3,855
	6.22%	Aug-2035		14,170	14,177	14,878
	6.25%	Feb-2034		4,728	4,991	5,108
	6.26%	Apr-2027		10,000	10,598	10,886
	6.36%	Mar-2026		4,923	5,040	5,099
	6.41%	Aug-2023		606	606	614
	7.75%	Aug-2035		50,604	50,350	53,134
				959,618	962,143	1,001,719
Total Ginnie Mae Securities				$1,004,000	$1,006,585	$1,049,392

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Ginnie Mae Construction Securities (1.5% of net assets)

	Interest Rates2				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	5.35%	6.75%	May-2051		$24,030	$3,761	$4,203	$4,882
	5.40%	5.40%	Feb-2049		9,683	9,614	9,512	9,614
	5.68%	4.80%	Dec-2050		17,598	6,574	6,754	7,199
	5.80%	7.75%	Feb-2051		25,805	12,987	12,990	14,743
	6.15%	6.15%	Nov-2039		5,508	4,998	5,011	5,274
	6.57%	6.57%	Mar-2050		15,084	14,227	14,267	15,335
					97,708	52,161	52,737	57,047

Forward Commitments1	4.49%	8.25%	May-2052		44,952	-	(450)	(781)
	4.75%	4.75%	Jul-2052	3	32,646	-	-	(297)
	4.75%	6.50%	Aug-2051		63,132	-	-	295
	4.87%	4.87%	May-2042		100,000	-	280	(2,838)
	5.35%	5.35%	Apr-2052		41,525	-	415	508
					282,255	-	245	(3,113)
Total Ginnie Mae Construction Securities					$379,963	$52,161	$52,982	$53,934

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Fannie Mae Securities (40.7% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.50	%4	Mar-2037	$-	$4,518	$4,448	$4,432
	0.60	%4	Sep-2036	-	8,727	8,662	8,590
	0.65	%4	Jun-2036	-	22,014	21,467	21,708
	2.23	%4	Aug-2033	-	405	403	417
	2.25	%4	Nov-2033	-	7,087	7,092	7,279
	2.62	%4	Sep-2035	-	2,604	2,592	2,690
	2.63	%4	Aug-2034	-	147	148	152
	2.72	%4	Aug-2033	-	2,430	2,426	2,523
	2.76	%4	May-2033	-	1,505	1,514	1,554
	2.80	%4	Jul-2033	-	5,685	5,716	5,902
	2.82	%4	Aug-2033	-	5,824	5,810	6,043
	2.89	%4	Nov-2034	-	5,891	6,123	6,159
	3.38	%4	Jul-2033	-	1,721	1,708	1,781
	3.54	%4	Apr-2034	-	3,950	4,104	4,084
	4.00%		Jul-2024 - Apr-2039	-	39,162	39,772	39,601
	4.50%		Jun-2018 - Jan-2040	-	90,100	90,353	90,813
	5.00%		Jul-2018 - Apr-2040	-	77,686	78,489	80,855
	5.50%		Jul-2017 - Jun-2038	-	152,853	154,621	161,620
	6.00%		Apr-2016 - Nov-2038	-	115,113	116,650	122,775
	6.50%		Nov-2016 - Jul-2036	-	43,800	44,890	47,373
	7.00%		Nov-2013 - May-2032	-	4,633	4,661	5,168
	7.50%		Nov-2016 - Sep-2031	-	1,637	1,619	1,796
	8.00%		Jun-2012 - May-2031	-	568	572	608
	8.50%		Jan-2012 - Apr-2031	-	554	557	606
	9.00%		Jan-2024 - May-2025	-	145	146	164
				-	598,759	604,543	624,693

Multifamily1	3.82%		Jul-2016	-	21,759	21,907	22,399
	4.10%		Jun-2027	-	1,731	1,700	1,740
	4.22%		Jul-2018	-	3,836	3,670	4,023
	4.27%		Nov-2019	-	6,476	6,539	6,594
	4.32%		Nov-2019	-	3,205	3,258	3,275
	4.33%		Nov-2019	-	2,986	3,039	3,054
	4.48%		Oct-2031	-	3,249	3,249	3,310
	4.50%		Mar-2020	-	4,534	4,601	4,646
	4.52%		Nov-2019	-	3,219	3,266	3,325
	4.55%		Nov-2019	-	3,038	3,094	3,144
	4.56%		Jul-2019	-	7,695	7,715	7,966
	4.64%		Aug-2019	-	19,000	19,543	19,747
	4.66%		Jul-2021 - Sep-2033	-	8,182	8,263	8,550
	4.67%		Aug-2033	-	9,600	9,580	10,029
	4.68%		Jul-2019	-	14,089	14,252	14,702
	4.69%		Jan-2020	-	14,257	14,324	14,843
	4.80%		Jun-2019	-	2,309	2,346	2,423
	4.86%		May-2019	-	1,544	1,578	1,620
	4.89%		Nov-2019	-	898	945	940
	4.93%		Nov-2013	-	46,024	45,944	49,416
	4.94%		Apr-2019	-	3,500	3,590	3,688
	4.99%		Mar-2021	-	40,000	40,005	41,385
	5.00%		Jun-2019	-	2,007	2,060	2,117
	5.02%		Jun-2019	-	872	877	921
	5.04%		Jun-2019	-	1,983	2,063	2,097
	5.05%		Jun-2019 - Jul-2019	-	3,346	3,476	3,539
	5.07%		Feb-2012	-	2,705	2,843	2,830
	5.09%		Jun-2018	-	6,700	6,935	7,140
	5.11%		Jul-2019	-	928	937	985
	5.12%		Jul-2019	-	9,214	9,362	9,794
	5.13%		Jul-2019	-	943	953	997
	5.15%		Oct-2022	-	4,138	4,153	4,325
	5.16%		Jan-2018	-	5,516	5,425	5,908
	5.25%		Dec-2019	-	7,185	7,201	7,645
	5.29%		Sep-2017 - May-2022	-	9,093	9,081	9,670
	5.34%		Apr-2016	-	6,422	6,398	6,955
	5.35%		Apr-2012 - Jun-2018	-	3,033	3,043	3,253
	5.36%		Feb-2016	-	5,000	5,010	5,346
	5.43%		Nov-2013	-	1,333	1,329	1,336
	5.44%		Mar-2016	-	3,789	3,817	4,110
	5.45%		May-2033	-	3,097	3,127	3,257
	5.46%		Feb-2017	-	47,709	48,149	51,400
	5.47%		Aug-2024	-	8,723	8,883	9,152
	5.52%		Mar-2018	-	603	645	647
	5.53%		Apr-2017	-	65,573	65,443	70,899
	5.55%		Apr-2018	-	31,000	31,009	33,415
	5.59%		May-2016	-	7,248	7,247	7,877
	5.60%		Feb-2018 - Jan-2024	-	12,215	12,193	12,908
	5.62%		Jun-2011	-	28,946	28,929	29,002
	5.63%		Dec-2019	-	12,260	12,344	13,294
	5.70%		Jun-2016	-	1,430	1,454	1,553
	5.80%		Jun-2018	-	71,779	71,415	77,471
	5.86%		Dec-2016	-	310	312	339
	5.91%		Mar-2037	-	2,117	2,180	2,238
	5.92%		Dec-2016	-	300	302	328
	5.93%		Apr-2012	-	1,720	1,809	1,832
	5.96%		Jan-2029	-	456	462	488
	6.03%		Jun-2017 - Jun-2036	-	5,676	5,822	6,123
	6.06%		Jul-2034	-	10,209	10,578	10,924
	6.10%		Apr-2011	-	2,639	2,648	2,695
	6.11%		Aug-2017	-	6,926	6,979	7,520
	6.13%		Dec-2016	-	3,573	3,678	3,891
	6.14%		Sep-2033	-	311	302	334
	6.15%		Jan-2023 - Oct-2032	-	7,520	7,597	8,157
	6.16%		Aug-2013	-	9,231	9,516	9,256
	6.19%		Jul-2013	-	5,000	5,188	5,407
	6.22%		Aug-2032	-	1,820	1,871	1,967
	6.23%		Sep-2034	-	1,488	1,568	1,608
	6.27%		Jan-2012	-	2,036	2,021	2,153
	6.28%		Nov-2028	-	3,226	3,448	3,478
	6.35%		Jun-2020 - Aug-2032	-	15,022	15,315	16,029
	6.38%		Jul-2021	-	5,751	5,887	6,132
	6.39%		Apr-2019	-	988	1,032	1,078
	6.44%		Apr-2014 - Dec-2018	-	44,982	45,207	49,017
	6.52%		May-2029	-	5,668	6,214	6,111
	6.63%		Jun-2014 - Apr-2019	-	4,256	4,269	4,639
	6.65%		Aug-2011	-	1,664	1,670	1,726
	6.80%		Jul-2016	-	677	677	749
	6.85%		Aug-2014	-	43,449	43,227	48,581
	6.88%		Feb-2028	-	4,697	5,152	5,133
	7.00%		Jun-2018	-	3,364	3,364	3,720
	7.01%		Apr-2031	-	3,368	3,390	3,686
	7.07%		Feb-2031	-	16,975	17,249	18,624
	7.18%		Aug-2016	-	425	425	474
	7.20%		Apr-2010 - Aug-2029	-	8,513	8,295	9,309
	7.25%		Jul-2012	-	7,143	7,143	7,279
	7.26%		Dec-2018	-	11,081	11,814	12,315
	7.50%		Dec-2014	-	1,234	1,229	1,375
	7.75%		Dec-2012 - Dec-2024	-	2,910	2,909	3,200
	8.00%		Nov-2019	-	1,868	1,857	1,874
	8.13%		Sep-2012 - Aug-2020	-	6,929	6,890	6,963
	8.38%		Jan-2022	-	847	845	850
	8.40%		Jul-2023	-	474	466	535
	8.50%		Nov-2019	-	3,560	3,741	4,035
	8.63%		Sep-2028	-	6,469	6,469	7,305
				-	852,793	859,226	910,139

Forward Commitments1/TBA5	3.61%		Apr-20205	-	9,460	9,472	9,435
	4.00%		Apr-20405	-	25,000	24,147	24,230
	4.00%		May-20405	-	(25,000)	(24,066)	(24,149)
	4.38%		Apr-20205	-	11,000	11,237	11,209
	4.50%		May-20405	-	(25,000)	(25,138)	(24,945)
	6.15%		Jul-2019	31,087	-	-	-
	6.50%		April-20405	-	(25,000)	(26,901)	(27,094)
				31,087	(29,540)	(31,249)	(31,314)
Total Fannie Mae Securities				$31,087	$1,422,012	$1,432,520	$1,503,518

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Freddie Mac Securities (11.7% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.53	%4	Dec-2035 - Feb-2036	$33,695	$33,682	$33,454
	0.58	%4	Apr-2036	6,788	6,779	6,682
	0.63	%4	Jul-2036	43,823	42,760	43,181
	2.73	%4	Oct-2033	3,973	3,924	4,122
	2.95	%4	Jun-2033	1,487	1,483	1,544
	3.14	%4	Apr-2035	892	893	916
	3.56	%4	Jul-2035	1,336	1,330	1,388
	4.00%		Dec-2024 - Apr-2039	8,064	8,173	8,143
	4.50%		Aug-2018 - Dec-2039	57,002	56,832	57,857
	5.00%		Jan-2019 - Feb-2039	64,256	62,847	66,986
	5.50%		Oct-2017 - Jul-2038	109,875	108,500	116,285
	6.00%		Mar-2014 - Feb-2038	59,763	60,850	64,608
	6.50%		Oct-2013 - Nov-2037	27,625	28,720	30,024
	7.00%		Mar-2011 - Mar-2030	692	671	743
	7.50%		Jul-2010 - Apr-2031	557	543	600
	8.00%		Jul-2012 - Feb-2030	209	204	226
	8.50%		Jun-2010 - Jan-2025	250	254	279
	9.00%		Mar-2025	115	116	130
				420,402	418,561	437,168

Multifamily1	5.42%		Apr-2016	10,000	9,932	10,508
	5.65%		Apr-2016	9,438	9,424	10,047
				19,438	19,356	20,555

TBA5	4.50%		May-2040	(25,000)	(25,146)	(24,949)
Total Freddie Mac Securities				$414,840	$412,771	$432,774

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Commercial Mortgage-Backed Securities1 (1.9% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Credit Suisse	5.10%	Aug-2038	$10,000	$10,039	$10,193
Lehman Brothers	5.16%	Feb-2031	19,500	19,162	19,780
Credit Suisse	5.55%	Feb-2039	25,000	25,163	25,707
Credit Suisse	6.84%	Dec-2035	12,621	12,957	12,886
Total Commercial Mortgage Backed Securities			$67,121	$67,321	$68,566

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Government-Sponsored Enterprises Securities (0.3% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Freddie Mac	3.00%	Apr-2014	$10,690	$10,724	$10,712
Total Government-Sponsord Enterprises Securities			$10,690	$10,724	$10,712

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

State Housing Finance Agency Securities (3.3% of net assets)

		Interest Rates2
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily1	NYC Housing Development Corp	N/A	3.45%	May-2013	$9,500	$9,516	$9,526
	NYC Housing Development Corp	2.00%		Sep-2013	7,500	7,500	7,470
	MA Housing Finance Agency	4.20%		Jun-2010	300	300	302
	NYC Housing Development Corp	4.25%		Nov-2025	1,150	1,150	1,143
	NYC Housing Development Corp	4.40%		Nov-2024	4,120	4,120	4,107
	NYC Housing Development Corp	4.60%		Nov-2030	4,665	4,665	4,653
	NYC Housing Development Corp	4.90%		Nov-2034 - Nov-2041	8,800	8,800	8,824
	NYC Housing Development Corp	4.95%		Nov-2039 - Nov-2043	10,070	10,070	10,050
	NYC Housing Development Corp	5.55%		Nov-2039	5,000	4,978	5,202
	NYC Housing Development Corp	5.69%		Nov-2018	7,245	7,251	7,238
	MA Housing Finance Agency	5.70%		Jun-2040	14,885	14,887	14,778
	MA Housing Finance Agency	5.92%		Dec-2037	6,575	6,579	5,566
	NYC Housing Development Corp	6.42%		Nov-2039	22,000	22,000	21,436
	MA Housing Finance Agency	6.50%		Dec-2039	755	759	689
	MA Housing Finance Agency	6.58%		Dec-2039	11,385	11,386	11,015
	MA Housing Finance Agency	6.70%		Jun-2040	12,145	12,145	11,152
Total State Housing Finance Agency Securities					$126,095	$126,106	$123,151

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Other Mutifamily Investments (0.4% of net assets)

Interest Rates2			Commitment
Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
7.63%	N/A	Jan-2011	$813	$96	$96	$98
8.63%	N/A	Apr-2025	1,469	1,166	1,162	1,166
			2,282	1,262	1,258	1,264

Privately Insured Construction/Permanent Mortgages1,6
5.40%	5.40%	Apr-2047	9,000	8,793	8,803	6,528
5.73%	5.73%	Aug-2047	5,575	5,475	5,478	4,108
N/A	6.20%	Dec-2047	3,325	3,279	3,299	2,520
6.40%	6.40%	Nov-2048	993	985	1,001	748
			18,893	18,532	18,581	13,904

Forward Commitments1
N/A	4.45%	Dec-20117	14,400	-	-	(19)
N/A	4.45%	Dec-20117	16,420	-	-	(21)
			30,820	-	-	(40)
Total Other Multifamily Investments			$51,995	$19,794	$19,839	$15,128

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

United States Treasury Securities (0.5% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

2.38%	Feb-2015	20,000	20,058	19,863
Total United States Treasury Securities		$20,000	$20,058	$19,863

Total Long-Term Investments		$3,264,505	$3,276,453	$3,409,780

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Short-Term Investments (1.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Barclays US Funding Corp	0.14%	April 19. 2010	25,000	24,998	24,998

Discount Notes
Wells Fargo	0.18%	May 3, 2010	10,000	9,998	9,998
Wells Fargo	0.18%	May 3, 2010	32,500	32,495	32,495
			42,500	42,493	42,493

Money Market
Eagle Bank	1.44%	April 1, 2010	250	251	251

Total Short-Term Investments			$67,750	$67,742	$67,742

Total Investments			$3,332,255	$3,344,195	$3,477,522

Schedule of Portfolio Investments

March 31, 2010 (Dollars in thousands;unaudited)

Footnotes

1	Valued by the Trust's management in accordance with the fair value procedures adopted by the Trust's Board of Trustees.

2
Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5
Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards.    Until settlement, the Trust maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Loans insured by Ambac Assurance Corporation.

7
Security exempt from registration under Rule 144A of the Securities Act of 1933.  The construction notes were privately placed directly by the Massachusetts Housing Finance Agency ("Mass Housing") with the HIT on March 26, 2010. The notes are for construction only and will mature on December 1, 2011. The notes are general obligations of Mass Housing and are secured by the full faith and credit of Mass Housing.  As of March 31, 2010, these notes have not yet funded and the value of the commitment amounted to an immaterial loss of $40,000.   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the Fund’s Board of Directors.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2010
The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.   A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer supplied prices.  For government-sponsored enterprise securities and single family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as, dealer supplied prices.  For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.  The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as: significant market or security specific events, changes in interest rates and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. Commercial mortgage-backed securities and real estate mortgage investment conduits are valued by using a dealer quote. The HIT has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2010:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$-	$132,383	$22	$132,405
Ginnie Mae Securities	-	996,258	53,134	1,049,392
Ginnie Mae Construction Securities	-	57,047	-	57,047

Fannie Mae Securities	-	1,503,518	-	1,503,518
Freddie Mac Securities	-	432,774	-	432,774
Commercial Mortgage-Backed Securities	-	68,566	-	68,566
Government-Sponsored Enterprise Securities	-	10,712	-	10,712
State Housing Finance Agency Securities	-	123,151	-	123,151
Other Multifamily Investments	-	15,168	-	15,168
United States Treasury Securities	-	19,863	-	19,863
Short-Term Investments	-	67,742	-	67,742
Other Financial Instruments*	-	(2,816)	-	(2,816)
Total Investment	$-	$3,424,366	$53,156	$3,477,522

*Other financial instruments include forward commitments.
The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2010.

Investments in Securities ($ in thousands)
	FHA Permanent	Ginnie Mae	Total
Beginning balance, 12/31/2009	$22	$53,293	$53,315
Total Unrealized Gain (Loss)*	-	(6)	(6)
Amortization/Accretion	-	(153)	(153)
Ending balance, 3/31/2010	$22	$53,134	$53,156

*Net change in unrealized loss attributable to Level 3 securities still held as of March 31, 2010, was $(6,000).

Federal Income Taxes
At March 31, 2010, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,344.2 million.  Net unrealized gains aggregated $133.3 million at period-end, of which $141.2 million related to appreciated investments and $7.9 million related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
	Name:	Stephen Coyle
	Title:	Chief Executive Officer

Date:   May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 26, 2010

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 26, 2010